Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of assets measured at fair value on a recurring basis
	December 31, 2022
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Wealth management products	244,337,727	206,304,763	38,032,964	-
Total	244,337,727	206,304,763	38,032,964	-

	December 31, 2021
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Wealth management products	847,047,295	729,255,924	117,791,371	-
Total	847,047,295	729,255,924	117,791,371	-

Schedule of assets and liabilities measured at fair value on a non-recurring basis
	December 31, 2022
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Loans(1)	61,835,456	-	61,835,456	-
Loans held-for-sale(2)	1,844,438,134	-	1,844,438,134	-
Equity securities(3)	49,010,000	-	49,010,000	-
Total Assets	1,955,283,590	-	1,955,283,590	-

Liabilities
Guarantee liabilities(4)	82,385,089	-	-	82,385,089
Total Liabilities	82,385,089	-	-	82,385,089

	December 31, 2021
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Loans(1)	64,650,818	-	64,650,818	-
Loans held-for-sale(2)	1,095,412,086	-	1,095,412,086	-
Equity securities(3)	24,010,000	-	24,010,000	-
Total Assets	1,184,072,904	-	1,184,072,904	-

(1)	Loans are recorded at amortized cost, while the Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.

(2)	Loans held-for-sale are held at LOCOM (the lower of cost or fair value) which may be written down to fair value on a nonrecurring basis.

(3)	Nonmarketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.

(4)	Guarantee liabilities are accounted for stand-ready guarantee liabilities of the Group’s guarantee services for its off-balance sheet loans under the commercial bank partnership model at fair value.